Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of SecureAlert, Inc. (DBA Track Group) and its subsidiaries. Additionally, during the fiscal year ended September 30, 2013, the Company formed a Chilean subsidiary and sold Midwest Monitoring & Surveillance, Inc. and Court Programs, Inc. During the year ended September 30, 2014, the Company acquired two additional subsidiaries (see Note 3 “Acquisitions” below). All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates in the Preparation of Financial Statements

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the period presented. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant estimates made in the accompanying consolidated financial statements include, but are not limited to, allowances for doubtful accounts, certain assumptions related to the recoverability of intangible and long-lived assets, and fair market values of certain assets and liabilities.

Business Combinations

Business combinations are accounted for under the provisions of ASC 805-10, Business Combinations (ASC 805-10), which requires that the purchase method of accounting be used for all business combinations. Assets acquired and liabilities assumed at the date of acquisition at their respective fair values. ASC 805-10 also specifies criteria that intangible assets acquired in a business combination must meet to be recognized and reported apart from goodwill. Acquisition-related expenses are recognized separately from the business combinations and are expensed as incurred. If the business combination provides for contingent consideration, the contingent consideration is recorded at its probable fair value at the acquisition date. Any changes in fair value after the acquisition date are accounted for as measurement-period adjustments if they pertain to additional information about facts and circumstances that existed at the acquisition date and that we obtained during the measurement period. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as performance measures, are recognized in earnings.

Foreign currency translation

The Chilean Peso and Israeli New Shekel are the functional currencies of Track Group – Chile and Track Group – Israel. Their respective balance sheets have been translated into USD at the exchange rate prevailing at the balance sheet date. Their respective statements of operations have been translated into USD using the average exchange rates prevailing during the periods of each statement. The corresponding translation adjustments are part of accumulated other comprehensive income and are shown as part of shareholders’ equity.

Goodwill represents costs in excess of purchase price over the fair value of the assets of businesses acquired, including other identifiable intangible assets.

Other Intangible Assets

Other intangible assets principally consist of patents, royalty purchase agreements, developed technology acquired, customer relationships, trade name and capitalized website development costs.  The Company accounts for other intangible assets in accordance with generally accepted accounting principles and does not amortize intangible assets with indefinite lives.  The Company’s intangible assets with finite useful lives are amortized over their respective estimated useful lives which range from two to ten years.  The Company’s intangible assets are reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate possible impairment.

Fair Value of Financial Statements

The carrying amounts reported in the accompanying consolidated financial statements for accrued liabilities and debt obligations approximate fair values because of the immediate or short-term maturities of these financial instruments.  The carrying amounts of the Company’s debt obligations approximate fair value as the interest rates approximate market interest rates.

Concentration of Credit Risk

In the normal course of business, the Company provides credit terms to its customers and requires no collateral. Accordingly, the Company performs credit evaluations of its customers' financial condition.

The Company had sales to entities which represent more than 10 percent of total revenues as follows for the years ended September 30:

	2014	%	2013	%

Customer A	$-	0%	$5,252,960	33%

Customer B	$1,501,940	12%	$1,622,327	10%

Customer C	$1,431,854	12%	$1,514,581	9%

No other customer represented more than 10 percent of the Company’s total revenues for the fiscal years ended September 30, 2014 or 2013.

Concentration of credit risk associated with the Company’s total and outstanding accounts receivable as of September 30, 2014 and 2013, respectively, are shown in the table below:

	2014	%	2013	%

Customer A	$-	0%	$892,897	24%

Customer B	$499,040	13%	$732,163	20%

Customer C	$419,523	11%	$887,233	24%

Based upon the expected collectability of its accounts receivable, the Company maintains an allowance for doubtful accounts. Subsequent to the fiscal year ended September 30, 2014, the Company received $387,483 from Customer B and $518,137 from Customer C for a total of $905,620.

Cash Equivalents

Cash equivalents consist of investments with original maturities to the Company of three months or less.  The Company has cash in bank accounts that, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts. The Company had $10,572,702 and $3,128,187 of cash deposits in excess of federally insured limits as of September 30, 2014 and 2013, respectively.

Accounts Receivable

Accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. The allowance is estimated by management based on certain assumptions and variables, including the customer’s financial condition, age of the customer’s receivables and changes in payment histories.  Trade receivables are written off when deemed uncollectible.  Recoveries of trade receivables previously written off are recorded when cash is received.  A trade receivable is considered to be past due if any portion of the receivable balance has not been received by the Company within its normal terms.  Interest income is not recorded on trade receivables that are past due, unless that interest is collected.

Note Receivable

Notes receivable are carried at the face amount of each note plus respective accrued interest receivable, less received payments.  The Company does not typically carry notes receivable in the course of its regular business, but had entered into an agreement with one of its customers during the fiscal year ended September 30, 2012.  Payments are under the note are recorded as they are received and are immediately offset against any outstanding accrued interest before they are applied against the outstanding principal balance on the respective note.  The note requires monthly payments of $15,000 and matures in May 2014.  The note is currently in default and accrues interest at a rate of 17% per annum. As of September 30, 2014, the outstanding balance of the note was $156,323 and $15,211 of accrued interest.

Inventory

Inventory is valued at the lower of the cost or market.  Cost is determined using the first-in, first-out (“FIFO”) method.  Market is determined based on the estimated net realizable value, which generally is the item selling price.  Inventory is periodically reviewed in order to identify obsolete or damaged items or impaired values.  The Company impaired its inventory by $153,633 and $211,555 during the fiscal years ended September 30, 2014 and 2013, respectively.

Inventory consists of raw materials that are used in the manufacturing of ReliAlert™, Shadow, and other tracking devices.  Completed ReliAlert™ and other tracking devices are reflected in Monitoring Equipment.  As of September 30, 2014 and 2013, respectively, inventory consisted of the following:

	2014	2013
Raw materials, work-in-process and finished goods inventory	$1,471,764	$615,144
Reserve for damaged or obsolete inventory	(223,500)	(148,043)
Total inventory, net of reserves	$1,248,264	$467,101

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization.  Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets, typically three to seven years.  Leasehold improvements are amortized over the shorter of the estimated useful life of the asset or the term of the lease. Expenditures for maintenance and repairs are expensed while renewals and improvements are capitalized.

Property and equipment consisted of the following as of September 30, 2014 and 2013, respectively:

	2014	2013
Equipment, software and tooling	$2,571,450	$2,002,576
Automobiles	33,466	33,466
Leasehold improvements	1,294,386	127,162
Furniture and fixtures	253,466	247,218
Total property and equipment before accumulated depreciation	4,152,768	2,410,423
Accumulated depreciation	(2,292,521)	(2,092,221)
Property and equipment, net of accumulated depreciation	$1,860,247	$318,201

Property and equipment to be disposed of is reported at the lower of the carrying amount or fair value, less the estimated costs to sell and any gains or losses are included in the results of operations. During the fiscal years ended September 30, 2014 and 2013, the Company disposed of net property and equipment of $3,710 and $4,740, respectively.

Depreciation expense for the fiscal years ended September 30, 2014 and 2013 was $276,355 and $231,853, respectively.

Monitoring Equipment

The Company began leasing monitoring equipment to agencies for offender tracking in April 2006 under operating lease arrangements.  The monitoring equipment is depreciated using the straight-line method over an estimated useful life of three years. Monitoring equipment as of September 30, 2014 and 2013 is as follows:

	2014	2013
Monitoring equipment	$3,166,217	$2,420,042
Less: accumulated amortization	(1,251,551)	(1,183,346)
Monitoring equipment, net of accumulated depreciation	$1,914,666	$1,236,696

Amortization expense for the fiscal years ended September 30, 2014 and 2013 was $844,172 and $1,230,293, respectively.  These expenses were classified as a cost of revenues.

Monitoring equipment to be disposed of are reported at the lower of the carrying amount or fair value, less the estimated costs to sell.  During the fiscal years ended September 30, 2014 and 2013, the Company disposed and impaired lease monitoring equipment and parts of $209,757 and $296,526, respectively. In addition, the Company recognized $220,318 of impairment expense for future impairment of monitoring equipment during the year ended September 30, 2014. These impairment costs were included in cost of revenues.

Impairment of Long-Lived Assets and Goodwill

The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable and in the case of goodwill, at least annually. The Company evaluates whether events and circumstances have occurred which indicate possible impairment as of each balance sheet date. If the carrying amount of an asset exceeds its fair value, an impairment charge is recognized for the amount by which the carrying amount exceeds the estimated fair value of the asset.  Impairment of long-lived assets is assessed at the lowest levels for which there is an identifiable fair value that is independent of other groups of assets.

Revenue Recognition

The Company’s revenue has historically been from two sources: (i) monitoring services; and (ii) product sales.

Monitoring Services

Monitoring services include two components: (a) lease contracts in which the Company provides monitoring services and leases devices to distributors or end users and the Company retains ownership of the leased device; and (b) monitoring services purchased by distributors or end users who have previously purchased monitoring devices and opt to use the Company’s monitoring services.

The Company typically leases its devices under one-year contracts with customers that opt to use the Company’s monitoring services.  However, these contracts may be cancelled by either party at any time with 30 days’ notice.  Under the Company’s standard leasing contract, the leased device becomes billable on the date of activation or 7 to 21 days from the date the device is assigned to the lessee, and remains billable until the device is returned to the Company.  The Company recognizes revenue on leased devices at the end of each month that monitoring services have been provided.  In those circumstances in which the Company receives payment in advance, the Company records these payments as deferred revenue.

Product Sales

The Company may sell its monitoring devices in certain situations to its customers. In addition, the Company may sell equipment in connection with the building out and setting up a monitoring center on behalf of its customers. The Company recognizes product sales revenue when persuasive evidence of an arrangement with the customer exists, title passes to the customer and the customer cannot return the devices or equipment, prices are fixed or determinable (including sales not being made outside the normal payment terms) and collection is reasonably assured. When purchasing products (such as TrackerPAL® and ReliAlert™ devices) from the Company, customers may, but are not required to, enter into monitoring service contracts with the Company.  The Company recognizes revenue on monitoring services for customers that have previously purchased devices at the end of each month that monitoring services have been provided.

The Company sells and installs standalone tracking systems that do not require ongoing monitoring by the Company.  The Company has experience in component installation costs and direct labor hours related to this type of sale and can typically reasonably estimate costs, therefore the Company recognizes revenue over the period in which the installation services are performed using the percentage-of-completion method of accounting for material installations.  The Company typically uses labor hours or costs incurred to date as a percentage of the total estimated labor hours or costs to fulfill the contract as the most reliable and meaningful measure that is available for determining a project’s progress toward completion.  The Company evaluates its estimated labor hours and costs and determines the estimated gross profit or loss on each installation for each reporting period.  If it is determined that total cost estimates are likely to exceed revenues, the Company accrues the estimated losses immediately. All amounts billed have been earned.

Multiple Element Arrangements

The majority of the Company’s revenue transactions do not have multiple elements. However, on occasion, the Company enters into revenue transactions that have multiple elements. These may include different combinations of products or monitoring services that are included in a single billable rate. These products or monitoring services are delivered over time as the customer utilizes the Company's services. For revenue arrangements that have multiple elements, the Company considers whether the delivered devices have standalone value to the customer, there is objective and reliable evidence of the fair value of the undelivered monitoring services, which is generally determined by surveying the price of competitors’ comparable monitoring services, and the customer does not have a general right of return. Based on these criteria, the Company recognizes revenue from the sale of devices separately from the monitoring services provided to the customer as the products or monitoring services are delivered.

Other Matters

The Company considers an arrangement with payment terms longer than the Company’s normal terms not to be fixed or determinable, and revenue is recognized when the fee becomes due.  Normal payment terms for the sale of monitoring services and products are due upon receipt to 30 days.  The Company sells its devices and services directly to end users and to distributors.  Distributors do not have general rights of return.  Also, distributors have no price protection or stock protection rights with respect to devices sold to them by the Company.  Generally, title and risk of loss pass to the buyer upon delivery of the devices.

The Company estimates its product returns based on historical experience and maintains an allowance for estimated returns, which is recorded as a reduction to accounts receivable and revenue.

Shipping and handling fees charged to customers are included as part of net revenues.  The related freight costs and supplies directly associated with shipping products to customers are included as a component of cost of revenues.

Geographical Information

The Company recognized revenues from international sources from its products and monitoring services.  Revenues are attributed to the geographic areas based on the location of the customers purchasing and leasing the products.  The revenues recognized by geographic area for the fiscal years ended September 30, 2014 and 2013, are as follows:

	Fiscal Years Ended
	September 30,
	2014	2013
United States of America	$9,268,430	$7,179,043
Latin American countries	-	5,252,960
Caribbean countries and commonwealths	2,933,794	3,136,908
Other foreign countries	59,974	72,151
Total	$12,262,198	$15,641,062

The long-lived assets, net of accumulated depreciation and amortization, used in the generation of revenues by geographic area as of September 30, 2014 and 2013, were as follows:

	Net Property and Equipment		Net Monitoring Equipment
	2014	2013	2014	2013
United States of America	$611,095	$318,201	$1,645,137	$878,823
Latin American countries	1,168,406	-	237,667	-
Caribbean countries and commonwealths	-	-	-	351,138
Other foreign countries	80,746	-	31,862	6,735
Total	$1,860,247	$318,201	$1,914,666	$1,236,696

Research and Development Costs

All expenditures for research and development are charged to expense as incurred. These expenditures in 2014 and 2013 were to further develop our TrackerPAL and ReliAlert portfolio of products and services, as well as other research and development costs incurred by a new subsidiary acquired during fiscal year 2014. For the fiscal years ended September 30, 2014 and 2013, research and development expenses were $1,605,662 and $987,934, respectively.

Advertising Costs

The Company expenses advertising costs as incurred.  Advertising expense for the fiscal years ended September 30, 2014 and 2013 was $60,505 and $30,782, respectively.

Stock-Based Compensation

The Company recognizes compensation expense for stock-based awards expected to vest on a straight-line basis over the requisite service period of the award based on their grant date fair value.  The Company estimates the fair value of stock options using a Black-Scholes option pricing model which requires management to make estimates for certain assumptions regarding risk-free interest rate, expected life of options, expected volatility of stock and expected dividend yield of stock.

Income Taxes

The Company recognizes deferred income tax assets or liabilities for the expected future tax consequences of events that have been recognized in the financial statements or income tax returns. Deferred income tax assets or liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to apply when the differences are expected to be settled or realized.  Deferred income tax assets are reviewed periodically for recoverability and valuation allowances are provided as necessary.

The tax effects from uncertain tax positions can be recognized in the financial statements, provided the position is more likely than not to be sustained on audit, based on the technical merits of the position. The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized, upon ultimate settlement with the relevant tax authority. The Company applied the foregoing accounting standard to all of its tax positions for which the statute of limitations remained open as of the date of the accompanying consolidated financial statements.

The Company’s policy is to recognize interest and penalties related to income tax issues as components of other noninterest expense. As of September 30, 2014 and September 30, 2013, the Company did not record a liability for uncertain tax positions.

Net Loss Per Common Share

Basic net loss per common share ("Basic EPS") is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period.

Diluted net loss per common share ("Diluted EPS") is computed by dividing net loss attributable to common stockholders by the sum of the weighted-average number of common shares outstanding and the weighted-average dilutive common share equivalents outstanding.  The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect.

Common share equivalents consist of shares issuable upon the exercise of options and warrnats to purchase shares of the Company's common stock, par value $0.0001 per share (“Common Stock”), and shares issuable upon conversion of preferred stock.  As of September 30, 2014 and 2013, there were 347,251 and 604,006 outstanding common share equivalents, respectively, that were not included in the computation of diluted net loss per common share as their effect would be anti-dilutive.  The Common Stock equivalents outstanding as of September 30, 2014 and 2013 consisted of the following:

	2014	2013

Conversion of Series D Preferred stock	-	14,040
Exercise of outstanding Common Stock options and warrants	305,251	427,966
Exercise and conversion of outstanding Series D Preferred stock warrants	42,000	162,000
Total Common Stock equivalents	347,251	604,006

Recent Accounting Pronouncements

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which addresses the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. This guidance requires the netting of unrecognized tax benefits against a deferred tax asset for a loss or other carryforward that would apply in settlement of the uncertain tax positions. ASU 2013-11 will be effective for us beginning in the first quarter of fiscal 2014. Early adoption is permitted. Since ASU 2013-11 only impacts financial statement disclosure requirements for unrecognized tax benefits, the Company does not expect the adoption of the guidance to have a material impact on the Company's consolidated financial statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers, which supersedes nearly all existing revenue recognition guidance under GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing GAAP. The standard is effective for annual periods beginning after December 15, 2016, and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). We are currently evaluating the impact of our pending adoption of ASU 2014-09 on our consolidated financial statements and have not yet determined the method by which we will adopt the standard.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This standard sets forth management’s responsibility to evaluate, each reporting period, whether there is substantial doubt about our ability to continue as a going concern, and if so, to provide related footnote disclosures. The standard is effective for annual reporting periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. We are currently evaluating this new standard and after adoption, we will incorporate this guidance in our assessment of going concern.